Consolidated Statements of Cash Flows In Thousands	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY	Dec. 31, 2009 Cyber Power [Member] CNY	Dec. 31, 2008 Cyber Power [Member] CNY	Dec. 31, 2010 Beijing Tianneng [Member] USD ($)	Dec. 31, 2010 Beijing Tianneng [Member] CNY
Cash flow from operating activities:
Net income (loss)	$ 257,279	1,698,033	(452,730)	947,126
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	71,388	471,159	343,381	158,844
Amortization of intangible assets	7,396	48,814	56,386	56,345
Loss on disposal of property, plant and equipment	2,359	15,571	1,483	657
Provision for (recovery of) doubtful accounts receivable	(1,985)	(13,098)	322,668	(217)
Loss on sale of accounts receivable	950	6,270	5,891
Write-down of inventories to net realizable value	2,495	16,467	9,590	7,506
Equity in losses of affiliates, net	95	628	2,769	2,174
Land use rights expense	1,413	9,326	7,995	1,310
Loss on debt extinguishment			244,744
Amortization of debt discount	16,004	105,626	54,554	13,289
Amortization of debt issuance cost	3,468	22,887	19,977	18,685
Share-based compensation	11,325	74,753	76,027	60,553
Deferred income tax benefit	(2,284)	(15,071)	(135,253)	(10,070)
Accreted interest on convertible senior notes and senior secured convertible notes	26,311	173,656	141,270	61,399
Foreign currency exchange losses (gains), net	7,806	51,520	(2,247)	(33,783)
Changes in fair value of financial instruments	229	1,513	25,316
Loss from revaluation of embedded derivative			231,345
Impairment of intangible asset			131,177
Changes in operating assets and liabilities:
Restricted cash related to purchase of inventory and other operating activities	(33,712)	(222,501)	(47,676)	(25,389)
Accounts receivable	(22,066)	(145,634)	(636,370)	(200,973)
Inventories	(68,054)	(449,156)	902,477	(87,275)
Prepayments to suppliers	(37,040)	(244,462)	(38,070)	(95,543)
Prepaid expenses and other current assets	(2,740)	(18,092)	(37,856)	(3,253)
Value-added tax recoverable	(95,652)	(631,302)	161,057	(325,202)
Amounts due from and prepayments to related parties	(35,689)	(235,545)	(264,882)	(59,010)
Accounts payable	82,041	541,474	840,817	358,564
Other current liabilities and accrued expenses	15,982	105,471	116,359	23,456
Advances from customers	147,009	970,260	(21,332)	33,683
Other liabilities	14,680	96,885	57,849	52,128
Amounts due to related parties	9,742	64,299	11,495	2,685
Net cash provided by operating activities	378,750	2,499,751	2,128,211	957,689
Cash flows from investing activities
Government grants for property, plant and equipment	15,527	102,480	23,690
Purchase of property, plant and equipment	(466,300)	(3,077,582)	(2,255,154)	(1,950,295)
Restricted cash related to purchase of property, plant and equipment	(111,432)	(735,452)	(485,484)	(76,681)
Payments for land use rights	(5,136)	(33,900)	(284,277)	(9,360)
Proceeds from disposal of an affiliate			3,000
Cash paid for the acquisition, net of cash acquired					(328,232)	(170,865)	(62)	(408)
Equity Investments	(1,515)	(10,000)	(6,600)	(3,000)
Loans made to related parties				(4,310)
Cash proceeds from repayment of loans made to related parties			390	2,250
Net cash used in investing activities	(568,918)	(3,754,862)	(3,332,667)	(2,212,261)
Cash flows from financing activities
Proceeds from short-term bank borrowings	967,703	6,386,843	3,482,487	5,213,899
Proceeds from long-term debt	386,190	2,548,854	1,073,598	718,378
Repayment of short-term bank borrowings	(708,903)	(4,678,764)	(2,952,688)	(4,444,922)
Repayment of long-term bank borrowings	(16,985)	(112,100)	(54,618)
Proceeds from structured loan			341,795
Repayment of structured loan			(341,620)
Payment for bank borrowings issuance costs				(21,781)
Proceeds from issuance of ordinary shares			1,553,183
Proceeds from exercise of options	614	4,049	877
Non-current restricted cash related to guarantee of bank borrowings			(167,774)
Contribution from noncontrolling interest holders	9,091	60,000	42,250	3,104
Proceeds from borrowings from Yingil Hainan's 30% equity owner	13,636	90,000	60,000
Proceeds from borrowings from related parties			100,000	6,206
Repayment of borrowings from related parties			(100,000)	(7,669)
Proceeds from issuance of senior secured convertible notes, net of issuance cost of RMB 2,344			335,585
Payments for the repurchase of the convertible senior notes	(201,155)	(1,327,623)
Dividend paid by Tianwei Yingli to Tianwei Baobian	(1,660)	(10,956)
Proceeds from issuance of medium-term notes, net of issuance cost of RMB 4,177	150,882	995,823
Net cash provided by financing activities	599,413	3,956,126	3,373,075	1,467,215
Effect of foreign currency exchange rate changes on cash	(14,086)	(92,969)	(29,447)	(64,806)
Net increase in cash	395,159	2,608,046	2,139,172	147,837
Cash at beginning of year	492,134	3,248,086	1,108,914	961,077
Cash at end of year	887,293	5,856,132	3,248,086	1,108,914
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	17,280	114,051	103,535	63,210
Income tax paid	44,973	296,824	68,882	2,374
Non-cash investing and financing transactions:
Payables for purchase of property, plant and equipment	90,663	598,378	525,180	155,465
Grants for purchase of property, plant and equipment paid to suppliers by the government			98,430
Payables for purchase of land use right			13,600
Conversion of senior secured convertible notes to ordinary shares	18,709	123,478	28,706
Contribution of intangible assets from noncontrolling interest holders			2,500
Conversion of loan to Yingli Power to purchase price consideration of Cyber Power acquisition			37,230